Digital Currencies (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of Digital Currencies [Abstract]
Schedule of holdings of digital currencies [Table Text Block]
	March 31, 2021	March 31, 2020
Ethereum	$38,640,733	$2,364,331
Ethereum Classic	-	223,995
Bitcoin	18,858,987	867,430
Total	$57,499,720	$3,455,756

Schedule of continuity of digital currencies [Table Text Block]
	March 31, 2021	March 31, 2020
Opening balance	$3,455,756	$4,158,501
Digital currency mined	66,697,924	29,219,843
Digital assets received	1,057,334	4,261,351
Digital currency sold	(38,437,132)	(32,996,432)
Revaluation adjustment	24,725,838	(1,187,507)
Ending balance	$57,499,720	$3,455,756